FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Current assets	$ 15,043	$ 15,339
Non-current assets	60,718	60,135
Total assets	75,761	75,474
Liabilities
Current liabilities	8,982	12,166
Non-current liabilities	51,468	46,000
Total liabilities	60,450	58,166
Interest of others in operating subsidiaries	9,120	11,451
Preferred securities	740	740
Unitholder equity	5,451	5,117
USD
Assets
Current assets	7,119	7,505
Non-current assets	28,001	27,132
Total assets	35,120	34,637
Liabilities
Current liabilities	3,216	5,716
Non-current liabilities	30,440	23,152
Total liabilities	33,656	28,868
Interest of others in operating subsidiaries	343	3,834
Preferred securities	740	740
Unitholder equity	381	1,195
AUD
Assets
Current assets	969	1,111
Non-current assets	7,271	9,426
Total assets	8,240	10,537
Liabilities
Current liabilities	1,072	1,839
Non-current liabilities	5,587	7,634
Total liabilities	6,659	9,473
Interest of others in operating subsidiaries	768	588
Preferred securities	0	0
Unitholder equity	813	476
GBP
Assets
Current assets	542	637
Non-current assets	2,195	2,197
Total assets	2,737	2,834
Liabilities
Current liabilities	575	507
Non-current liabilities	714	738
Total liabilities	1,289	1,245
Interest of others in operating subsidiaries	884	1,136
Preferred securities	0	0
Unitholder equity	564	453
CAD
Assets
Current assets	1,411	1,199
Non-current assets	5,079	4,750
Total assets	6,490	5,949
Liabilities
Current liabilities	701	715
Non-current liabilities	2,966	4,061
Total liabilities	3,667	4,776
Interest of others in operating subsidiaries	1,366	530
Preferred securities	0	0
Unitholder equity	1,457	643
EUR
Assets
Current assets	1,718	1,620
Non-current assets	8,978	8,019
Total assets	10,696	9,639
Liabilities
Current liabilities	1,386	1,288
Non-current liabilities	6,007	5,357
Total liabilities	7,393	6,645
Interest of others in operating subsidiaries	2,379	2,030
Preferred securities	0	0
Unitholder equity	924	964
BRL
Assets
Current assets	1,828	1,575
Non-current assets	6,292	5,681
Total assets	8,120	7,256
Liabilities
Current liabilities	1,200	909
Non-current liabilities	5,363	4,583
Total liabilities	6,563	5,492
Interest of others in operating subsidiaries	1,102	1,249
Preferred securities	0	0
Unitholder equity	455	515
INR
Assets
Current assets	401	740
Non-current assets	776	902
Total assets	1,177	1,642
Liabilities
Current liabilities	382	752
Non-current liabilities	252	354
Total liabilities	634	1,106
Interest of others in operating subsidiaries	393	342
Preferred securities	0	0
Unitholder equity	150	194
Other
Assets
Current assets	1,055	952
Non-current assets	2,126	2,028
Total assets	3,181	2,980
Liabilities
Current liabilities	450	440
Non-current liabilities	139	121
Total liabilities	589	561
Interest of others in operating subsidiaries	1,885	1,742
Preferred securities	0	0
Unitholder equity	$ 707	$ 677